Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 7 – STOCK OPTIONS, STOCK APPRECIATION RIGHTS AND WARRANTS

Stock Options/ Stock Appreciation Rights

Omagine’s shareholders approved the reservation by Omagine of 2,500,000 Common Shares for issuance under the 2003 Omagine, Inc. Stock Option Plan (the “2003 Plan”). The 2003 Plan expired on August 31, 2013. On March 6, 2014, the Board of Directors approved the adoption of the 2014 Omagine, Inc. Stock Option Plan (the “2014 Plan”).

Both the 2003 Plan and the 2014 Plan are designed to attract, retain and motivate employees, directors, consultants and other professional advisors of Omagine and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in Omagine through the issuance of stock options (“Stock Options”) to purchase Common Shares.

Omagine has registered for resale the 2.5 million Common Shares reserved for issuance under the 2003 Plan by filing a registration statement with the SEC on Form S-8. At September 30, 2015, there were 2,283,000 unexpired Stock Options issued but unexercised under the 2003 Plan and all such Stock Options remain valid until the earlier of their exercise date or expiration date.

Pursuant to the 2014 Plan, 3,000,000 Common Shares were reserved for issuance. The 2014 Plan was amended to increase the reservation of 3,000,000 Common Shares for issuance to 5,000,000 Common Shares and to permit issuance of stock appreciation rights (“The Amended 2014 Plan”). Omagine intends to seek its shareholders’ ratification of the adoption by Omagine of the Amended 2014 Plan. At September 30, 2015, there were 990,000 unexpired Stock Options and 1,455,000 Stock Appreciation Rights (SARs) issued but unexercised under the Amended 2014 Plan.

A summary of Stock Option and SARs activity for the nine months ended September 30, 2015 and 2014 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	2,285,000	$1.72	1.43	$1,100
Granted in Q1 2014	40,000	$1.80	5.06	-
Outstanding September 30, 2014	2,325,000	$1.73	0.74	$68,340

Exercisable at September 30, 2014	2,315,000	$1.73	0.72	$68,340

Outstanding at January 1, 2015	3,275,000	$1.97	1.24	$1,923,170
Exercised in Q2 2015	(2,000)	$0.51	-	-
Granted in Q3 2015	1,455,000	$2.00	2.29	-
Outstanding September 30, 2015	4,728,000	$1.98	1.67	$59,440

Exercisable at September 30, 2015	4,728,000	$1.98	1.67	$59,440

Of the 3,273,000 Stock Options outstanding at September 30, 2015, 2,915,000 of such Stock Options were issued by Omagine in January 2012 and December 2014 as “Strategic Options” to officers, directors and consultants of Omagine whose continued service was deemed by the Board of Directors to be particularly crucial to attaining LLC’s then strategic goal of signing the Development Agreement (“DA”) with the Government of Oman and in recognition of those efforts during 2014 and beyond. The Strategic Options are fully vested, provide for a cashless exercise feature and currently expire on December 31, 2016; 1,965,000 of the Strategic Options are exercisable at $1.70 and 950,000 are exercisable at $2.55. To continue to incentivize the retention and sustained service to the Company of its mission-critical employees and consultants, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended by Omagine in December 2012 to December 31, 2013 (the “First Extension“) and in December 2013 to December 31, 2014 (the “Second Extension”) and in December 2014 to December 31, 2015 (the “Third Extension”) and on August 12, 2015 to December 31, 2016 (the “ Fourth Extension”).

Of the 2,915,000 Strategic Options, an aggregate of 1,685,000 were granted to Omagine’s three officers, an aggregate of 125,000 were granted to Omagine’s independent directors and 1,000,000 were granted to the Deputy Managing Director of LLC who, pursuant to a March 2007 consulting agreement expiring on December 31, 2015, is also a consultant to the Company. The Deputy Managing Director of LLC also holds 160,000 Stock Options granted pursuant to his consulting agreement which are not Strategic Options, exercisable at $1.25 per share and expiring on March 31, 2017.

Of the 1,455,000 Stock Appreciation Rights, an aggregate of 750,000 were granted to three officers of Omagine, 15,000 were granted to one independent director and 675,000 were granted to the Deputy Managing Director of LLC.

The $1,373,326 estimated fair value of the First Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the First Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate and such $1,373,326 was expensed evenly by Omagine over the 370 day requisite service period of the First Extension (December 27, 2012 through December 31, 2013). The estimated fair value of the issuance in 2012 of the Strategic Options was $1,685,629.

The $671,440 estimated fair value of the Second Extension was calculated using the Black Scholes option pricing model and the following assumptions (i) $0.89 share price, (ii) 378 day term of the Second Extension, (iii) 144% expected volatility, (iv) 0.13% (378 day term) risk free interest rate, and such $671,440 was expensed evenly over the 378 day requisite service period of the Second Extension (December 19, 2013 through December 31, 2014).

On December 13, 2014, Omagine granted to six persons an aggregate of 950,000 fully vested Strategic Options with a cashless exercise feature (625,000 to three officers, 25,000 to one director and 300,000 to two consultants) exercisable at $2.55 per share and expiring on December 31, 2015. The $1,277,370 estimated fair value of the 950,000 Strategic Options was calculated using the Black Scholes option pricing model and the following assumptions: (i) $2.52 share price, (ii) 368 day term, (iii) 147% expected volatility, (iv) 0.25% (368 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2014.

On December 29, 2014, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended from December 31, 2014 to December 31, 2015 (the “Third Extension”). The $1,504,404 estimated fair value of the Third Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $2.52 share price, (ii) 368 day term, (iii) 147% expected volatility, (iv) 0.25% (368 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2014.

On August 12, 2015, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended from December 31, 2015 to December 31, 2016 (the “Fourth Extension”). The $915,493 estimated fair value of the Fourth Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.91 share price, (ii) 507 day term, (iii) 147% expected volatility, (iv) 0.32% (507 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On August 12, 2015, the expiration date of the 950,000 Strategic Options issued in December of 2014 was extended from December 31, 2015 to December 31, 2016 (the “First Extension”). The $541,215 estimated fair value of the First Extension was calculated using the Black Scholes option pricing model and the following assumptions: ( i ) $1.91 share price, ( ii ) 507 day term, ( iii ) 147% expected volatility, ( iv) 0.32% (507 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On January 15, 2013 an Omagine independent director was granted 2,000 Stock Options exercisable at $1.38 per share and expiring on January 14, 2018.

On April 8, 2013, the estate of a former Omagine director exercised 4,000 Stock Options; 2,000 at $0.51 per share and 2,000 at $0.85 per share.

On March 28, 2014, Omagine granted to four persons an aggregate of 40,000 Stock Options exercisable at $1.80 per share and expiring on March 27, 2019. One such person is an Omagine independent director, one is an Omagine officer and two are consultants. The $55,376 estimated fair value of the 40,000 Stock Options was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.80 share price, (ii) a 5 year term, (iii) 106% expected volatility and (iv) 1.75% (5 year term) risk free interest rate. $51,914 of such estimated fair value was expensed in the year ended December 31, 2014, and $1,731 was expensed in the six months ended June 30, 2015.

On June 30, 2015, a former Omagine director exercised 2,000 stock options at $0.51 per share.

On August 31, 2015, Omagine granted an aggregate of 1,455,000 Stock Appreciation Rights (“SARs”) to six persons exercisable at $2.00 per share and expiring on December 31, 2017. Of the 1,455,000 SARs, an aggregate of 750,000 were granted to three officers of Omagine,15,000 were granted to one independent director and 675,000 were granted to the Deputy Managing Director of LLC The $1,654,481 estimated fair value of the SARs was calculated using the Black Scholes option pricing model and the following assumptions: ( i) $1.60 share price, ( ii ) 854 day term, (iii) 147% expected volatility, ( iv ) 0.28% ( 854 day term ) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

A summary of non-vested Stock Options and the Common Shares underlying such Stock Options for the nine months ended September 30, 2015 and 2014 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2014	40,000	$1.80	4.81
Vested in Q1 2014	(30,000)	$1.80	4.81
Non-vested shares at September 30, 2014	10,000	$1.80	4.30

Non-vested shares at January 1, 2015	10,000	$1.80	4.30
Vested in Q1 2015	(10,000)	$1.80	4.30
Non-vested shares at September 30, 2015	-	-	-

Issued and outstanding Stock Options and SARs (all non-qualified) as of September 30, 2015 are as follows:

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2016
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2016
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,728,000	4,728,000

A summary of information about Stock Options and SARs outstanding at September 30, 2015 is as follows:

	Stock Options and SARs Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 0.50 - $1.00	4,000	$0.85	0.64	4,000	$0.85
$ 1.01 - $2.00	3,624,000	1.80	1.72	3,624,000	1.80
$ 2.01 - $3.00	1,100,000	2.56	1.51	1,100,000	2.56
Totals	4,728,000	$1.97	0.74	4,728,000	$1.97

As of September 30, 2015, there was $2,081 of unrecognized compensation costs relating to unexpired Stock Options. That cost is expected to be recognized $1,001 in 2015, $540 in 2016 and $540 in 2017.

Warrants

As of September 30, 2015 Omagine had 6,773,896 Common Stock purchase warrants (“Warrants”) issued and outstanding. The Warrants do not contain any price protection provisions that would require them to be classified as liabilities (subject to re-measurement at fair value each time a balance sheet is presented) rather than presented as a component of stockholders’ equity.

The Tempest Warrants

On June 24, 2014 in connection with the sale of 362,308 restricted Common Shares to an investor (See Note 6), Omagine issued 1,000,000 Warrants to such investor, each of which are exercisable for the purchase of one restricted Common Share at a per Common Share exercise price equal to the greater of: (a) $1.00 per Common Share, or (b) 80% of the closing sale price for a Common Share on the trading day immediately preceding the relevant exercise date (the “Tempest Warrants”). Both the exercise price of the Tempest Warrants and the number of Common Shares issuable upon exercise of the Tempest Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spin off.

The Tempest Warrants and the Common Shares issuable upon exercise of the Tempest Warrants are “restricted securities” as that term is defined in the Securities Law. The Tempest Warrants expire on June 23, 2016 and are not redeemable by Omagine.

On August 15, 2014, 240,000 Tempest Warrants were transferred to an affiliate of the investor. The affiliate exercised the 240,000 Tempest Warrants at an exercise price of $1.40 per Common Share for proceeds of $336,000. On October 2, 2014, a further 250,000 Tempest Warrants were exercised by such affiliate at an exercise price of $1.31 per Common Share for proceeds of $327,500. On June 29, 2015, the investor exercised 158,228 of the Tempest Warrants at an exercise price of $1.58 per Common Share for proceeds of $250,000. In conjunction with this June 29, 2015 exercise, Omagine agreed with the investor to file a registration statement with the SEC to register all the aforementioned Common Shares presently owned by the investor and his affiliate as well as the remaining 351,772 Common Shares underlying the remaining 351,772 Tempest Warrants outstanding as of the date of this report. (See Note 11).

The Strategic Warrants

Omagine has 6,422,124 Warrants outstanding, 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $5.00 and 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $10.00 (collectively, the “Strategic Warrants”).

Omagine filed a post-effective amendment to its registration statement on Form S-1 (Commission File No. 333-183852) whereby the Strategic Warrants and the 6,422,124 Common Shares underlying the Strategic Warrants were registered by Omagine (the “Warrant Registration”). The Warrant Registration was declared effective by the SEC and its effective status expired. Omagine filed another post-effective amendment to the Warrant Registration on January 28, 2015 which was declared effective by the SEC on February 13, 2015. The effective status of the Updated Warrant Registration expired on November 12, 2015 and the Company plans to file another Post-Effective Amendment on Form S-1 to reinstate the effective status of the Warrant Registration. Neither the exercise prices of the Strategic Warrants nor the number of Common Shares issuable upon exercise of the Strategic Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spinoff.

On August 18, 2014, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a third time to June 30, 2015 and again on January 5, 2015, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended to December 31, 2015. Again on August 12, 2015, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended to December 31, 2016. All other terms and conditions of the Strategic Warrants remained the same. All Strategic Warrants expire on December 31, 2016 unless redeemed earlier by Omagine upon 30 days prior written notice to the Strategic Warrant holders.

NOTE 7 – STOCK OPTIONS AND WARRANTS

Stock Options

Omagine’s shareholders approved the reservation by Omagine of 2,500,000 Common Shares for issuance under the 2003 Omagine Inc. Stock Option Plan (the “2003 Plan”). The 2003 Plan expired on August 31, 2013. On March 6, 2014, the Board of Directors approved the adoption of the 2014 Omagine Inc. Stock Option Plan (the “2014 Plan”).

Both the 2003 Plan and the 2014 Plan are designed to attract, retain and motivate employees, directors, consultants and other professional advisors of Omagine and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in Omagine through the issuance of stock options (“Stock Options”) to purchase Common Shares.

Omagine has registered for resale the 2.5 million Common Shares reserved for issuance under the 2003 Plan by filing a registration statement with the SEC on Form S-8. At December 31, 2014 and December 31, 2013, there were 2,285,000 unexpired Stock Options issued but unexercised under the 2003 Plan and all such Stock Options remain valid until the earlier of their exercise date or expiration date.

Pursuant to the 2014 Plan, 3,000,000 Common Shares were reserved for issuance. Omagine intends to seek its shareholders’ ratification of the adoption by Omagine of the 2014 Plan. At December 31, 2014, there were 990,000 unexpired Stock Options issued but unexercised under the 2014 Plan.

A summary of Stock Option activity for the years ended December 31, 2014 and 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in Q1 2013	2,000	$1.38	-	-
Exercised in Q2 2013	(4,000)	-	-	-
Expired in Q2 2013	(6,000)	-	-	-
Expired in Q3 2013	(6,000)	-	-	-
Outstanding at December 31, 2013	2,285,000	$1.72	0.83	$580

Exercisable at December 31, 2013	2,285,000	$1.72	0.83	$580

Outstanding at January 1, 2014	2,285,000	$1.72	1.43	$1,100
Granted in Q1 2014	40,000	$1.80	5.06	-
Granted in Q4 2014	950,000	$2.55	1.01	-
Outstanding at December 31, 2014	3,275,000	$1.97	1.24	$1,923,170

Exercisable at December 31, 2014	3,265,000	$1.97	1.24	$1,915,670

Of the 3,275,000 Stock Options outstanding at December 31, 2014, 2,915,000 of such Stock Options were issued by Omagine in January 2012 and December 2014 as “Strategic Options” to officers, directors and consultants of Omagine whose continued service was deemed by the Board of Directors to be particularly crucial to attaining LLC’s then strategic goal of signing the Development Agreement (“DA”) with the Government of Oman and in recognition of those efforts during 2014 and beyond. The Strategic Options are fully vested, provide for a cashless exercise feature and currently expire on December 31, 2015; 1,965,000 of the Strategic Options are exercisable at $1.70 and 950,000 are exercisable at $2.55. To continue to incentivize the retention and sustained service to the Company of its mission-critical employees and consultants, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended by Omagine in December 2012 to December 31, 2013 (the “First Extension“) and in December 2013 to December 31, 2014 (the “Second Extension”) and in December 2014 to December 31, 2015(the “Third Extension”).

Of the 2,915,000 Strategic Options, an aggregate of 1,685,000 were granted to Omagine’s three officers, an aggregate of 125,000 were granted to Omagine’s independent directors and 1,000,000 were granted to the Deputy Managing Director of LLC who, pursuant to a March 2007 consulting agreement expiring on December 31, 2015, is also a consultant to the Company. The Deputy Managing Director of LLC also holds 160,000 Stock Options granted pursuant to his consulting agreement which are not Strategic Options, exercisable at $1.25 per share and expiring on March 31, 2017.

The $1,373,326 estimated fair value of the First Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the First Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate and such $1,373,326 was expensed evenly by Omagine over the 370 day requisite service period of the First Extension (December 27, 2012 through December 31, 2013). The estimated fair value of the issuance in 2012 of the Strategic Options was $1,685,629.

The $671,440 estimated fair value of the Second Extension was calculated using the Black Scholes option pricing model and the following assumptions (i) $0.89 share price, (ii) 378 day term of the Second Extension, (iii) 144% expected volatility, (iv) 0.13% (378 day term) risk free interest rate, and such $671,440 was expensed evenly over the 378 day requisite service period of the Second Extension (December 19, 2013 through December 31, 2014).

On December 13, 2014, Omagine granted to six persons an aggregate of 950,000 fully vested Strategic Options with a cashless exercise feature (625,000 to three officers, 25,000 to one director and 300,000 to two consultants) exercisable at $2.55 per share and expiring on December 31, 2015. The $1,277,370 estimated fair value of the 950,000 Strategic Options was calculated using the Black Scholes option pricing model and the following assumptions: (i) $2.52 share price, (ii) 368 day term, (iii) 147% expected volatility, (iv) 0.25% (368 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2014.

On December 29, 2014, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended from December 31, 2014 to December 31, 2015 (the “Third Extension”). The $1,504,404 estimated fair value of the Third Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $2.52 share price, (ii) 368 day term, (iii) 147% expected volatility, (iv) 0.25% (368 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2014.

Both the extension of the expiration date of the 1,965,000 Strategic Options to December 31, 2015 and the grant of the 950,000 fully vested Strategic Options expiring December 31, 2015 were granted to acknowledge and recognize the magnitude and duration of the continued mission critical tasks undertaken without proper compensation during 2014 (past services rendered) by those receiving the grants.

On January 15, 2013 an Omagine independent director was granted 2,000 Stock Options exercisable at $1.38 per share and expiring on January 14, 2018.

On April 8, 2013, the estate of a former Omagine director exercised 4,000 Stock Options; 2,000 at $0.51 per share and 2,000 at $0.85 per share.

On March 28, 2014, Omagine granted to four persons an aggregate of 40,000 Stock Options exercisable at $1.38 per share and expiring on March 27, 2019. One such person is an Omagine independent director, one is an Omagine officer and two are consultants. The $55,376 estimated fair value of the 40,000 Stock Options was calculated using the Black Scholes option pricing model and the following assumptions (i) $1.80 share price, (ii) a 5 year term, (iii) 106% expected volatility and (iv) 1.75% (5 year term) risk free interest rate. $51,914 of such estimated fair value was expensed in the year ended December 31, 2014, and $3,462 will be expensed in the three months ending March 31, 2015.

A summary of non-vested Stock Options and the Common Shares underlying such Stock Options for the years ended December 31, 2014 and 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.70	4.83
Vested in Q3 2013	(30,000)	$2.60	-
Non-vested shares at December 31, 2013	-	-	-

Non-vested shares at January 1, 2014	-	-	-
Granted in Q1 2014	40,000	$1.80	4.81
Vested in Q1 2014	(30,000)	$1.80	4.81
Non-vested shares at December 31, 2014	10,000	$1.80	4.30

Issued and outstanding Stock Options (all non-qualified) as of December 31, 2014 are as follows:

2010
Year Granted	Number Outstanding		Number Exercisable		Exercise Price			Expiration Date
2007		160,000		160,000		$1.25		March 31, 2017
2008		150,000		150,000		$2.60		September 23, 2018
	2,000		2,000		$0.51		June 30, 2015
2011		4,000		4,000		$0.85		May 16, 2016
2012		1,965,000		1,965,000		$1.70		December 31, 2015
2012		2,000		2,000		$1.70		April 12, 2017
2013		2,000		2,000		$1.38		January 14, 2018
2014		40,000		30,000		$1.80		March 27, 2019
2014		950,000		950,000		$2.55		December 31, 2015
Totals		3,275,000		3,265,000

A summary of information about Stock Options outstanding at December 31, 2014 is as follows:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 0.50 - $1.00	6,000	$0.74	1.10	6,000	$0.74
$ 1.01 - $2.00	2,169,000	1.67	1.17	2,159,000	1.67
$ 2.01 - $3.00	1,100,000	2.56	1.39	1,100,000	2.56
Totals	3,275,000	$1.97	1.24	3,265,000	$1.97

 As of December 31, 2014, there was $5,082 of unrecognized compensation costs relating to unexpired Stock Options. That cost is expected to be recognized $4,002 in 2015, $540 in 2016 and $540 in 2017.

Warrants

As of December 31, 2014 Omagine had 6,932,124 Common Stock purchase warrants (“Warrants”) issued and outstanding. The Warrants do not contain any price protection provisions that would require them to be classified as liabilities (subject to re-measurement at fair value each time a balance sheet is presented) rather than presented as a component of stockholders’ equity.

The Tempest Warrants

On June 24, 2014 in connection with the sale of 362,308 restricted Common Shares to an investor (See Note 6), Omagine issued 1,000,000 Warrants to such investor, each of which are exercisable for the purchase of one restricted Common Share at a per Common Share exercise price equal to the greater of: (a) $1.00 per Common Share, or (b) 80% of the closing sale price for a Common Share on the trading day immediately preceding the relevant exercise date (the “Tempest Warrants”). Both the exercise price of the Tempest Warrants and the number of Common Shares issuable upon exercise of the Tempest Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spin off.

The Tempest Warrants and the Common Shares issuable upon exercise of the Tempest Warrants are “restricted securities” as that term is defined in the Securities Law. The Tempest Warrants expire on June 23, 2016 and are not redeemable by Omagine.

On August 15, 2014, 240,000 Tempest Warrants were transferred to an affiliate of the investor. The affiliate exercised the 240,000 Tempest Warrants at an exercise price of $1.40 per Common Share for proceeds of $336,000. On October 2, 2014 a further 250,000 Tempest Warrants were exercised by such affiliate at an exercise price of $1.31 per Common Share for proceeds of $327,500. As of the date of this report, there are 510,000 Tempest Warrants issued and outstanding.

The Strategic Warrants

Omagine has 6,422,124 Warrants outstanding, 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $5.00 and 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $10.00 (collectively, the “Strategic Warrants”).

Omagine filed a post-effective amendment to its registration statement on Form S-1 (Commission File No. 333-183852) whereby the Strategic Warrants and the 6,422,124 Common Shares underlying the Strategic Warrants were registered by Omagine (the “Warrant Registration”). The Warrant Registration was declared effective by the SEC and its effective status expired. Omagine filed another post-effective amendment to the Warrant Registration on January 28, 2015 which was declared effective by the SEC on February 13, 2015. Neither the exercise prices of the Strategic Warrants nor the number of Common Shares issuable upon exercise of the Strategic Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spinoff.

On August 18, 2014, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a third time to June 30, 2015 and again on January 5, 2015, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a fourth time to December 31, 2015. All other terms and conditions of the Strategic Warrants remained the same. All Strategic Warrants expire on December 31, 2015 unless redeemed earlier by Omagine upon 30 days prior written notice to the Strategic Warrant holders.